REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15,073	$ 15,096
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,250	9,200
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,156	7,091
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,094	2,109
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,954	3,932
Operating segments | Cable | Internet
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,259	2,114
Operating segments | Cable | Television
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,430	1,442
Operating segments | Cable | Phone
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	251	363
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,940	3,919
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	13
Operating segments | Total Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,072	2,168
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (203)	$ (204)